COMBINED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($)	Total	July 2025 Private Placement [Member]	September 2025 Private Placement [Member]	J.V.B Financial Group [Member]	Former Subsquid Shareholder [Member]	Institutional Investors [Member]	GroupBy [Member]	Bluedot Innovation Pty. Ltd [Member]	Mpower Plus B.V. [Member]	ViSenze [Member]	Subsquid [Member]	Crownpeak [Member]	Common Stock [Member] Series A shares [Member]	Common Stock [Member] Ordinary shares [Member]	Common Stock [Member] Ordinary shares [Member] July 2025 Private Placement [Member]	Common Stock [Member] Ordinary shares [Member] September 2025 Private Placement [Member]	Common Stock [Member] Ordinary shares [Member] J.V.B Financial Group [Member]	Common Stock [Member] Ordinary shares [Member] Former Subsquid Shareholder [Member]	Common Stock [Member] Ordinary shares [Member] Institutional Investors [Member]	Common Stock [Member] Ordinary shares [Member] GroupBy [Member]	Common Stock [Member] Ordinary shares [Member] Bluedot Innovation Pty. Ltd [Member]	Common Stock [Member] Ordinary shares [Member] Mpower Plus B.V. [Member]	Common Stock [Member] Ordinary shares [Member] ViSenze [Member]	Common Stock [Member] Ordinary shares [Member] Subsquid [Member]	Common Stock [Member] Ordinary shares [Member] Crownpeak [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] July 2025 Private Placement [Member]	Additional paid-in capital [Member] September 2025 Private Placement [Member]	Additional paid-in capital [Member] J.V.B Financial Group [Member]	Additional paid-in capital [Member] Former Subsquid Shareholder [Member]	Additional paid-in capital [Member] Institutional Investors [Member]	Additional paid-in capital [Member] GroupBy [Member]	Additional paid-in capital [Member] Bluedot Innovation Pty. Ltd [Member]	Additional paid-in capital [Member] Mpower Plus B.V. [Member]	Additional paid-in capital [Member] ViSenze [Member]	Additional paid-in capital [Member] Subsquid [Member]	Additional paid-in capital [Member] Crownpeak [Member]	Accumulated deficit [Member]	Share subscription receivable [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Dec. 31, 2023	$ (58,156,739)												$ 3,868	$ 127,310												$ 193,631,205												$ (251,621,017)	$ (178,720)	$ (119,385)
Beginning balance, shares at Dec. 31, 2023													4,575,983	152,262,295
Share-based compensation in lieu of services	1,275,000																									1,275,000
Employee share-based compensation	4,314,649																									4,314,649
Ordinary shares issued in lieu of cash payment for services	304,152													$ 15												304,137
Ordinary shares issued in lieu of cash payment for services, shares														104,514
Warrants issued with loan	1,784																									1,784
Recapitalization upon demerger of Rezolve Limited to Rezolve AI plc, shares													(4,575,983)	4,575,983
Recapitalization upon demerger of Rezolve Limited to Rezolve AI plc													$ (3,868)	$ (107,368)												(176,274,941)												176,207,457	178,720
Share-based compensation - employees shares restrictions lifted, value	18,836,099													$ 1,210												18,834,889
Share-based compensation - employees shares restrictions lifted, shares														9,512,821
Share-based compensation related parties, value	63,001,392																									63,001,392
Shares issued under the rights issue	9,011,193													$ 1,389												9,009,884													(80)
Shares issued under the rights issue, shares														11,053,076
Ordinary shares issued on conversion of senior secured convertible notes	52,401,332													$ 1,509												52,399,823
Ordinary shares issued on conversion of senior secured convertible notes, shares														12,035,025
Share-based payments for consultancy	217,365																									217,365
Issuance of ordinary shares upon acquisition, shares														5,826,796
Issuance of ordinary shares upon acquisition	(9,344,318)													$ 734																								(9,345,052)
Warrants exercised, shares														50,000
Warrants exercised, value	575,000													$ 7												574,993
Ordinary shares issued on conversion of advisors loans, shares														1,930,036
Ordinary shares issued on conversion of advisors loans	17,949,589													$ 254												17,949,335
Ordinary shares issued, shares														6,600,000
Ordinary shares issued, value	16,242,944													$ 1,397												16,241,547
Ordinary shares issued on conversion of convertible promissory loans	14,008,437													$ 359												14,008,078
Ordinary shares issued on conversion of convertible promissory loans, shares														4,310,208
Shareholder contribution attributable to Bluedot Industries prior to common control transaction, value	1,389,459																									1,389,459
Share issuance for Bluedot common control transaction, value	1,000													$ 103												897
Share issuance for Bluedot common control transaction, shares														819,737
Net Income (Loss)	(173,451,133)																																					(173,451,133)
Foreign currency translation gain	153,051																																							153,051
Ending balance, value at Dec. 31, 2024	(41,269,744)													$ 26,919												216,879,496												(258,209,745)	(80)	33,666
Ending balance, shares at Dec. 31, 2024														209,080,491
Employee share-based compensation	3,804,637																									3,804,637
Shares issued to advisors, value	6,820,822													$ 147												6,820,675
Shares issued to advisors, shares														1,169,846
Issuance of ordinary shares upon conversion of advance subscription, value	118,297													$ 22												118,275
Issuance of ordinary shares upon conversion of advance subscription, shares														171,429
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, value	1,613,207													$ 62												1,613,145
Issuance of ordinary shares under Yorkville Standby Equity Purchase Agreement, shares														500,000
Issuance of ordinary shares upon conversion of Yorkville Note, value	3,747,134													$ 177												3,746,957
Issuance of ordinary shares upon conversion of Yorkville Note, shares														1,413,946
Ordinary shares issued upon exercise of share options by consultants, value														$ 28												(28)
Ordinary shares issued upon exercise of share options by consultants, shares														223,622
Ordinary shares issued upon exercise of share options under LTIP by employees, value	1,030													$ 160												1,933													(1,063)
Ordinary shares issued upon exercise of share options under LTIP by employees, shares														784,162
Ordinary shares issued upon exercise of share options under LTIP by related parties, value														$ 1,635												(1,635)
Ordinary shares issued upon exercise of share options under LTIP by related parties, shares														12,413,227
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, value	876,001													$ 38												875,963
Ordinary shares issued to Radio Group to settle termination of ANY acquisition in Germany, shares														300,000
Ordinary shares issued upon conversion of convertible notes, value	1,805,732													$ 84												1,805,648
Ordinary shares issued upon conversion of convertible notes, shares														703,858
Ordinary shares issued in upon conversion of promissory notes, value	4,479,364			$ 6,253,613										$ 173			$ 282									4,479,191			$ 6,253,331
Ordinary shares issued in upon conversion of promissory notes, shares														1,380,775			2,069,253
Ordinary shares issued in lieu of cash payment for services	3,872,818													$ 83												3,872,735
Ordinary shares issued in lieu of cash payment for services, shares														656,909
Ordinary share-based compensation issued to related parties, shares														2,500,000
Share-based compensation related parties, value	6,722,970													$ 336												6,722,634
Shares issued under the rights issue	1,088,327													$ 548												1,087,779
Shares issued under the rights issue, shares														4,150,000
Ordinary shares issued on conversion of senior secured convertible notes	30,765,993													$ 1,322												30,764,671
Ordinary shares issued on conversion of senior secured convertible notes, shares														10,840,973
Issuance of ordinary shares upon acquisition, shares																				3,999,902	1,941,111	804,833	886,499	242,663	11,127,780
Issuance of ordinary shares upon acquisition							$ 5,759,859	$ 3,396,945	$ 1,529,182	$ 5,298,600	$ 679,487	$ 31,046,506								$ 517	$ 245	$ 108	$ 111	$ 31	$ 1,480							$ 5,759,342	$ 3,396,700	$ 1,529,074	$ 5,298,489	$ 679,456	$ 31,045,026
Ordinary shares issued to DBLP upon settlement of related party payable, value	1,196,898													$ 116												1,196,782
Ordinary shares issued to DBLP upon settlement of related party payable, shares														866,502
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, value	16,692,859													$ 802												16,692,057
Ordinary shares issued to Western Alliance Bank to settle debt assumed in the GroupBy acquisition, shares														5,857,143
Warrants exercised, shares																		242,663	5,000,000
Warrants exercised, value					$ 679,487	$ 15,000,000												$ 31	$ 682											$ 679,456	$ 14,999,318
Ordinary shares issued, shares															20,000,000	37,000,000
Ordinary shares issued, value		$ 50,000,000	$ 199,800,000												$ 2,686	$ 4,992											$ 49,997,314	$ 199,795,008
Issuance costs for ordinary shares issued in private placements offerings	(15,873,000)																									(15,873,000)
Adjustment to excise tax withholding recognized at the time of the SPAC transaction	1,543,356																									1,543,356
Net Income (Loss)	(101,410,228)																																					(101,410,228)
Foreign currency translation gain	775,380																																							775,380
Ending balance, value at Dec. 31, 2025	$ 246,815,532													$ 43,817												$ 605,583,785												$ (359,619,973)	$ (1,143)	$ 809,046
Ending balance, shares at Dec. 31, 2025														336,327,587